Transactions with Executive Officers and Directors (Details) (Directors, Executive Officers and Their Families and Affiliates [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Directors, Executive Officers and Their Families and Affiliates [Member]
Related Party Transaction [Line Items]
Loan balances	$ 0	$ 0